Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	0	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock , par value	$ 0.0001	$ 0.0001	$ 0.000001
Common stock, shares authorized	300,000,000	180,564,262	180,564,262
Common stock, shares issued	33,774,467	23,355,432	23,355,432
Common stock, shares outstanding	33,774,467	23,355,432	23,355,432